ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - Schedule of accounts payable and accrued liabilities (USD $)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade payables	$ 4,048,316	$ 3,853,374	$ 1,252,746
Accrued payroll and commissions	434,304	243,326	32,403
Total	$ 4,482,620	$ 4,096,700	$ 1,285,149